Share based compensation - Share options activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Number of options:
Outstanding number of shares at beginning | shares	1,645,000	1,645,000	2,288,000	2,288,000	1,739,000	1,739,000
Granted | shares	349,337	349,337	868,278	868,278	1,482,452	1,482,452
Exercised | shares	(1,119,000)	(1,119,000)	(1,287,000)	(1,287,000)	(622,000)	(622,000)
Forfeited | shares	(196,000)	(196,000)	(224,000)	(224,000)	(311,000)	(311,000)
Outstanding number of shares at ending | shares	679,000	679,000	1,645,000	1,645,000	2,288,000	2,288,000	1,739,000
Options, vested and exercisable | shares	500,000		966,000		1,140,000			500,000	966,000	1,140,000
Weighted Average Exercise Price:
Weighted average exercise price at beginning | $ / shares	$ 0.01		$ 0.01		$ 0.1
Granted | $ / shares	0.01		0.01		0.01
Exercised | $ / shares	0.01		0.01		0.03
Forfeited | $ / shares	0.01		0.01		0.04
Weighted average exercise price at ending | $ / shares	0.01		0.01		0.01		$ 0.1
Weighted average exercise price, vested and exercisable | $ / shares	$ 0.01		$ 0.01		$ 0.01
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value:
Weighted average contractual term outstanding	7 years 4 months 20 days	7 years 4 months 20 days	8 years 1 month 17 days	8 years 1 month 17 days	8 years 5 months 12 days	8 years 5 months 12 days	8 years 3 months 3 days
Weighted average contractual term, vested and exercisable	7 years 5 months 1 day	7 years 5 months 1 day	7 years 6 months 7 days	7 years 6 months 7 days	7 years 7 months 28 days	7 years 7 months 28 days
Aggregate intrinsic value outstanding | $	$ 2,253		$ 1,759		$ 3,814		$ 2,742
Aggregate intrinsic value exercised | $	3,007		1,662		1,357
Aggregate intrinsic value, vested and exercisable | $	$ 1,659		$ 1,033		$ 1,900
Share options activities, additional information
Weighted average grant date fair value of options granted | $ / shares	$ 2.4		$ 1.27		$ 3
Options granted | shares	349,337	349,337	868,278	868,278	1,482,452	1,482,452
Grant date fair value of options vested | ¥		¥ 9,386		¥ 16,009		¥ 27,065
Employee Stock Option
Share options activities, additional information
Unrecognized compensation expenses, options | ¥								¥ 1,956	¥ 6,399	¥ 14,778
Weighted average period to recognize unrecognized compensation cost	1 year 3 months 21 days	1 year 3 months 21 days	1 year 7 months 2 days	1 year 7 months 2 days	1 year 6 months 7 days	1 year 6 months 7 days